Investment Portfolio
(UNAUDITED) | 07.31.2022
CARILLON EAGLE SMALL CAP GROWTH FUND
COMMON STOCKS - 99.8%	Shares	Value
Aerospace & defense - 2.4%
AeroVironment, Inc.*	50,464	$4,372,201
Woodward, Inc.	221,820	23,224,554
Banks - 0.8%
First Financial Bankshares, Inc.	199,627	8,819,521
Beverages - 1.7%
Celsius Holdings, Inc.*	217,489	19,347,821
Biotechnology - 9.4%
Aldeyra Therapeutics, Inc.*	752,717	3,793,694
Alkermes PLC*	168,159	4,304,870
Apellis Pharmaceuticals, Inc.*	57,951	3,261,482
Arrowhead Pharmaceuticals, Inc.*	195,351	8,308,278
Blueprint Medicines Corp.*	74,458	3,801,826
CareDx, Inc.*	125,418	2,983,694
Cytokinetics, Inc.*	167,096	7,073,174
Denali Therapeutics, Inc.*	132,798	4,517,788
Fate Therapeutics, Inc.*	105,633	3,224,976
Halozyme Therapeutics, Inc.*	614,284	30,038,488
Horizon Therapeutics PLC*	99,881	8,287,127
Insmed, Inc.*	289,743	6,409,115
Intellia Therapeutics, Inc.*	81,065	5,249,769
Karuna Therapeutics, Inc.*	50,224	6,541,676
Kura Oncology, Inc.*	351,788	5,385,874
Verastem, Inc.*	3,122,248	3,340,805
Building products - 1.2%
Trex Co., Inc.*	88,647	5,719,505
Zurn Elkay Water Solutions Corp.	287,192	8,314,208
Capital markets - 3.7%
LPL Financial Holdings, Inc.	90,263	18,948,009
PJT Partners, Inc., Class A	325,040	23,233,859
Chemicals - 3.3%
Quaker Houghton	231,072	37,482,189
Commercial services & supplies - 6.4%
Casella Waste Systems, Inc., Class A*	113,243	9,167,021
IAA, Inc.*	360,913	13,617,247
MSA Safety, Inc.	142,958	18,347,230
Ritchie Bros Auctioneers, Inc.	430,646	31,036,657
Communications equipment - 1.1%
Lumentum Holdings, Inc.*	133,846	12,107,709
Construction materials - 2.2%
Summit Materials, Inc., Class A*	916,580	25,215,116
Consumer finance - 0.8%
FirstCash Holdings, Inc.	121,252	8,882,922
Electrical equipment - 1.0%
Thermon Group Holdings, Inc.*	725,702	11,299,180
Electronic equipment, instruments & components - 2.2%
Cognex Corp.	112,208	5,720,364
II-VI, Inc.*	356,831	18,783,584
Equity real estate investment trusts (REITs) - 1.5%
EastGroup Properties, Inc.	97,318	16,596,612
Food & staples retailing - 1.0%
Casey's General Stores, Inc.	54,314	11,006,732
Food products - 2.2%
The Simply Good Foods Co.*	748,711	24,422,953
Health care equipment & supplies - 7.1%
AtriCure, Inc.*	163,576	8,082,290
CONMED Corp.	68,303	6,668,422
Cutera, Inc.*	102,993	4,780,935
Enovis Corp.*	72,334	4,319,786
Inari Medical, Inc.*	52,558	4,077,450
iRhythm Technologies, Inc.*	47,211	7,300,237
Lantheus Holdings, Inc.*	102,398	7,855,974
Merit Medical Systems, Inc.*	203,126	11,675,682
NuVasive, Inc.*	68,709	3,608,597
Omnicell, Inc.*	44,274	4,875,453
Shockwave Medical, Inc.*	41,192	8,688,629
STAAR Surgical Co.*	107,970	8,713,179
Health care providers & services - 4.8%
AMN Healthcare Services, Inc.*	89,378	10,049,662
HealthEquity, Inc.*	181,952	10,584,148
Owens & Minor, Inc.	283,683	10,045,215
Progyny, Inc.*	170,831	5,215,471
Tenet Healthcare Corp.*	60,308	3,987,565
The Ensign Group, Inc.	188,280	15,004,033
Health care technology - 1.7%
Evolent Health, Inc., Class A*	336,131	11,425,093
Inspire Medical Systems, Inc.*	39,977	8,354,793
Hotels, restaurants & leisure - 7.3%
Everi Holdings, Inc.*	1,756,381	33,740,079
Planet Fitness, Inc., Class A*	132,504	10,442,640
Red Rock Resorts, Inc., Class A	208,483	8,199,636
SeaWorld Entertainment, Inc.*	155,282	7,411,610
Wingstop, Inc.(a)	134,617	16,985,973
Xponential Fitness, Inc., Class A*	382,926	5,682,622
Household durables - 1.4%
Universal Electronics, Inc.*	561,500	15,581,625
Insurance - 1.6%
Kinsale Capital Group, Inc.	75,935	18,468,151
Interactive media & services - 1.4%
Bumble, Inc., Class A*	420,961	15,962,841
IT services - 2.2%
EVO Payments, Inc., Class A*	698,111	19,086,355
TaskUS, Inc., Class A*	254,096	5,343,639
Life sciences tools & services - 0.6%
Medpace Holdings, Inc.*	41,801	7,086,524
Machinery - 4.5%
Chart Industries, Inc.*	164,168	32,027,535
Esab Corp.	149,562	6,164,945
John Bean Technologies Corp.	114,786	12,891,616
Media - 0.5%
TechTarget, Inc.*	84,676	5,520,028
Oil, gas & consumable fuels - 4.2%
Antero Resources Corp.*	232,153	9,202,545
Viper Energy Partners LP	1,245,094	38,274,189
Personal products - 0.8%
The Beauty Health Co.*	642,850	8,562,762
Pharmaceuticals - 1.1%
Arvinas, Inc.*	127,959	6,795,903
Intra-Cellular Therapies, Inc.*	107,625	5,824,665
Road & rail - 2.2%
Landstar System, Inc.	160,266	25,094,450
Semiconductors & semiconductor equipment - 6.9%
Entegris, Inc.	100,624	11,058,578
Lattice Semiconductor Corp.*	360,352	22,161,648
Silicon Laboratories, Inc.*	224,671	33,134,479
Synaptics, Inc.*	77,176	11,186,661
Software - 6.6%
Coupa Software, Inc.*	80,679	5,278,020
Five9, Inc.*	87,186	9,426,550
PROS Holdings, Inc.*	380,128	9,263,719
Q2 Holdings, Inc.*	238,432	10,467,165
Qualtrics International, Inc., Class A*	893,101	11,387,038
Rapid7, Inc.*	130,233	8,331,005
Smartsheet, Inc., Class A*	220,160	6,618,010
Sprout Social, Inc., Class A*	256,826	13,380,635
Specialty retail - 3.3%
Boot Barn Holdings, Inc.*	151,945	9,466,173
Floor & Decor Holdings, Inc., Class A*	96,503	7,775,247
MarineMax, Inc.*	482,370	19,699,991
Trading companies & distributors - 0.7%
Herc Holdings, Inc.	61,613	7,641,244
Total common stocks (cost $891,271,785)		1,128,126,940

MONEY MARKET FUNDS - 0.0%
First American Government Obligations Fund - Class X, 1.70%#	445,601	445,601
Total money market funds (cost $445,601)		445,601
Total investment portfolio (cost $891,717,386) - 99.8%		1,128,572,541
Other assets in excess of liabilities - 0.2%		2,752,690
Total net assets - 100.0%		$1,131,325,231

* Non-income producing security
(a) All or a portion of this security was on loan as of the date of this report. The total fair market value of loaned securities was $459,926 or 0.0% of net assets as of the date of this report.
# Annualized seven-day yield as of the date of this report. Investment made with cash collateral received for securities on loan.

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:

Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and

Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 1 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Investments in Affiliates
(UNAUDITED) | 07.31.2022

An issuer in which a Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of Carillon Eagle Small Cap Growth Fund's investments in securities of affiliated issuers is set forth below:

				Net	Net Change in
				Realized	Unrealized
	Value at			Gain	Appreciation	Value at	Dividend	Shares owned
	10/31/21	Purchases	Sales	(Loss)	(Depreciation)	07/31/22	Income	at 07/31/22
Fast Acquisition Corp., Class A*	$20,193,920	$-	$(15,674,650)	$(1,792,864)	$(2,726,406)	$-	$-	-
Universal Electronics, Inc.^	39,058,077	-	(13,138,199)	(98,931)	(10,239,322)	15,581,625	-	561,500
Total	$59,251,997	$-	$(28,812,849)	$(1,891,795)	$(12,965,728)	$15,581,625	$-

* This security is no longer held by the Fund as of the date of this report.
^ This security is no longer an affiliate of the Fund as of the date of this report.